Schedule of Geographical Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue			$ 11,962,601	$ 2,511,598
Financing cost			790,171	29,448
Depletion	$ 979,768	$ 82,324	2,938,921	148,873
Depreciation	(47,592)	32,796	126,247	43,976
Accretion of asset retirement obligation	55,715	(141,923)	108,447	82,905
Stock-based compensation	996,911		1,150,833	84,721
Gain on debt settlement			1,417	(11,984)
Gain on net monetary position	3,479,814		6,188,247
Net income (loss)	(2,224,245)	$ 46,246	47,154	(1,884,929)
Non-current assets	37,166,186		37,166,186		$ 30,791,521
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost			790,171	29,448
Depletion
Depreciation			4,203	895
Accretion of asset retirement obligation
Stock-based compensation			1,150,833	84,721
Gain on debt settlement			1,417	(11,984)
Gain on net monetary position
Net income (loss)			(3,903,772)	(2,351,005)
Non-current assets	39,381		39,381
Turkey [member]
IfrsStatementLineItems [Line Items]
Revenue			11,962,601	2,511,598
Financing cost
Depletion			2,938,921	148,873
Depreciation			122,044	43,081
Accretion of asset retirement obligation			108,447	82,905
Stock-based compensation
Gain on debt settlement
Gain on net monetary position			6,188,247
Net income (loss)			3,952,858	467,118
Non-current assets	37,126,805		37,126,805		30,748,759
Bulgaria [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Gain on debt settlement
Gain on net monetary position
Net income (loss)			(1,932)	$ (1,042)
Non-current assets
North america [member]
IfrsStatementLineItems [Line Items]
Non-current assets					$ 42,762